Commitments and contingencies - Commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) oz
Cerro Lindo | Silver
Commitments and contingencies
Attributable volume purchased (in percent)	65.00%
Per unit cash payment, as a percentage of monthly average	10.00%
Specified ounces of commodity to be delivered	19,500,000
Percentage of attributable volume purchased, after the specified ounces of commodity has been delivered	25.00%
Altan Tsagaan Ovoo | Gold
Commitments and contingencies
Attributable volume purchased (in percent)	25.00%
Per unit cash payment, as a percentage of spot	17.00%
Percentage of attributable volume purchased, until the specified ounces of commodity has been delivered	25.00%
Specified ounces of commodity to be delivered	46,000
Percentage of attributable volume purchased, after the specified ounces of commodity has been delivered	25.00%
Annual cap of ounces of commodity to be delivered	7,125
Altan Tsagaan Ovoo | Silver
Commitments and contingencies
Attributable volume purchased (in percent)	50.00%
Per unit cash payment, as a percentage of spot	17.00%
Percentage of attributable volume purchased, until the specified ounces of commodity has been delivered	50.00%
Specified ounces of commodity to be delivered	375,000
Percentage of attributable volume purchased, after the specified ounces of commodity has been delivered	50.00%
Annual cap of ounces of commodity to be delivered	59,315
Gunnison | Copper
Commitments and contingencies
Attributable volume purchased (in percent)	16.50%
Per unit cash payment, as a percentage of spot	25.00%
Stream percentage of refined copper produced, minimum	3.50%
Stream percentage of refined copper produced, maximum	16.50%
Maximum additional deposit to be paid to increase stream participation percentage | $	$ 65,000
Buritica | Silver
Commitments and contingencies
Attributable volume purchased (in percent)	100.00%
Per unit cash payment, as a percentage of spot	5.00%
Fixed silver-to-gold ratio	1.84
Impala Bafokeng | Gold
Commitments and contingencies
Attributable volume purchased (in percent)	70.00%
Per unit cash payment, as a percentage of spot	5.00%
Percentage of attributable volume purchased, until the specified ounces of commodity has been delivered	70.00%
Specified ounces of commodity to be delivered	261,000
Percentage of attributable volume purchased, after the specified ounces of commodity has been delivered	42.00%
Northparkes | Gold
Commitments and contingencies
Attributable volume purchased (in percent)	54.00%
Per unit cash payment, as a percentage of spot	10.00%
Percentage of attributable volume purchased, until the specified ounces of commodity has been delivered	54.00%
Specified ounces of commodity to be delivered	630,000
Percentage of attributable volume purchased, after the specified ounces of commodity has been delivered	27.00%
Northparkes | Silver
Commitments and contingencies
Attributable volume purchased (in percent)	80.00%
Per unit cash payment, as a percentage of spot	10.00%
Percentage of attributable volume purchased, until the specified ounces of commodity has been delivered	80.00%
Specified ounces of commodity to be delivered	9,000,000
Percentage of attributable volume purchased, after the specified ounces of commodity has been delivered	40.00%
La Bolsa | Gold
Commitments and contingencies
Attributable volume purchased (in percent)	5.00%
Per unit cash payment, maximum amount compared to threshold spot amount | $	$ 450
La Colorada | Gold
Commitments and contingencies
Attributable volume purchased (in percent)	100.00%
Per unit cash payment, maximum amount compared to threshold spot amount | $	$ 650
El Mochito | Silver
Commitments and contingencies
Attributable volume purchased (in percent)	25.00%
Per unit cash payment, as a percentage of spot	25.00%
Agbaou | Gold
Commitments and contingencies
Attributable volume purchased (in percent)	3.00%
Per unit cash payment, as a percentage of spot	10.00%
Percentage of attributable volume purchased, until the specified ounces of commodity has been delivered	3.00%
Specified ounces of commodity to be delivered	29,000
Percentage of attributable volume purchased, after the specified ounces of commodity has been delivered	2.00%
Bonikro | Gold
Commitments and contingencies
Attributable volume purchased (in percent)	3.00%
Per unit cash payment, as a percentage of spot	10.00%
Percentage of attributable volume purchased, until the specified ounces of commodity has been delivered	3.00%
Specified ounces of commodity to be delivered	39,300
Percentage of attributable volume purchased, after the specified ounces of commodity has been delivered	2.00%
Auramet | Gold
Commitments and contingencies
Attributable volume purchased per quarter	1,250
Per unit cash payment, as a percentage of spot	16.00%
Specified ounces of commodity to be delivered	50,000